Segment and corporate information (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Segment and corporate information
Revenue from health care services	€ 3,529,609	€ 3,499,437	€ 10,255,289	€ 10,707,969
Revenue from health care products	911,757	914,331	2,716,372	2,750,940
Revenue	4,441,366	4,413,768	12,971,661	13,458,909
Operating income	504,661	631,780	1,403,135	1,842,834
Interest	(68,436)	(87,692)	(213,717)	(283,851)
Income before income taxes	436,225	544,088	1,189,418	1,558,983
Depreciation and amortization	(396,404)	(396,179)	(1,171,170)	(1,200,726)
Impairment loss	(6,429)	3,154	(15,398)	(3,267)
Income (loss) from equity method investees	21,036	24,173	71,214	48,487
Total assets	33,830,926	33,049,135	33,830,926	33,049,135	€ 31,689,036
thereof investments in equity method investees	742,799	706,994	742,799	706,994	€ 761,113
Additions of property, plant and equipment, intangible assets and right of use assets	330,388	460,640	1,080,971	1,514,018
Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	3,424,066	3,427,404	9,962,881	10,477,945
Revenue from health care products	889,217	889,872	2,629,629	2,675,220
Revenue	4,313,283	4,317,276	12,592,510	13,153,165
Other revenue
Segment and corporate information
Revenue from health care services	105,543	72,033	292,408	230,024
Revenue from health care products	22,540	24,459	86,743	75,720
Revenue	128,083	96,492	379,151	305,744
Segment Total
Segment and corporate information
Revenue	4,429,992	4,405,352	12,930,479	13,427,813
Operating income	615,278	721,763	1,743,382	2,131,162
Depreciation and amortization	(331,192)	(333,604)	(979,109)	(1,012,755)
Impairment loss	(6,434)	3,153	(9,349)	(3,234)
Income (loss) from equity method investees	21,036	24,174	71,214	48,667
Total assets	30,648,066	30,223,803	30,648,066	30,223,803
thereof investments in equity method investees	742,799	706,994	742,799	706,994
Additions of property, plant and equipment, intangible assets and right of use assets	270,633	386,947	892,158	1,216,101
Segment Total | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	3,416,072	3,422,184	9,933,980	10,459,019
Revenue from health care products	885,837	886,676	2,617,348	2,663,050
Revenue	4,301,909	4,308,860	12,551,328	13,122,069
Segment Total | Other revenue
Segment and corporate information
Revenue	128,083	96,492	379,151	305,744
North America Segment
Segment and corporate information
Revenue	3,079,915	3,069,238	8,931,437	9,495,250
Operating income	445,892	514,226	1,241,989	1,587,051
Depreciation and amortization	(247,594)	(244,800)	(727,271)	(758,967)
Impairment loss	(6,434)	(389)	(9,349)	(993)
Income (loss) from equity method investees	16,690	22,934	69,303	73,448
Total assets	22,991,521	22,680,229	22,991,521	22,680,229
thereof investments in equity method investees	434,975	394,756	434,975	394,756
Additions of property, plant and equipment, intangible assets and right of use assets	206,081	285,348	655,916	891,954
North America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	2,704,091	2,728,512	7,855,557	8,429,881
Revenue from health care products	266,151	262,896	771,863	819,728
Revenue	2,970,242	2,991,408	8,627,420	9,249,609
North America Segment | Other revenue
Segment and corporate information
Revenue	109,673	77,830	304,017	245,641
EMEA Segment
Segment and corporate information
Revenue	670,953	682,153	2,033,265	2,047,975
Operating income	78,771	99,464	232,030	278,140
Depreciation and amortization	(48,566)	(47,073)	(146,943)	(141,824)
Impairment loss		3,542		(2,241)
Income (loss) from equity method investees	3,300	1,114	(248)	(23,441)
Total assets	3,964,433	3,855,469	3,964,433	3,855,469
thereof investments in equity method investees	182,138	185,696	182,138	185,696
Additions of property, plant and equipment, intangible assets and right of use assets	32,668	55,336	136,054	174,912
EMEA Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	346,490	346,373	1,020,400	1,028,071
Revenue from health care products	315,552	328,331	974,380	998,490
Revenue	662,042	674,704	1,994,780	2,026,561
EMEA Segment | Other revenue
Segment and corporate information
Revenue	8,911	7,449	38,485	21,414
Asia-Pacific Segment
Segment and corporate information
Revenue	501,272	483,897	1,457,980	1,377,003
Operating income	86,266	96,892	255,780	237,012
Depreciation and amortization	(25,359)	(33,430)	(76,855)	(86,417)
Income (loss) from equity method investees	630	162	1,489	(1,273)
Total assets	2,904,586	2,781,200	2,904,586	2,781,200
thereof investments in equity method investees	101,222	100,466	101,222	100,466
Additions of property, plant and equipment, intangible assets and right of use assets	18,298	32,528	61,272	104,801
Asia-Pacific Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	239,321	227,183	693,951	640,902
Revenue from health care products	253,227	246,204	729,388	699,772
Revenue	492,548	473,387	1,423,339	1,340,674
Asia-Pacific Segment | Other revenue
Segment and corporate information
Revenue	8,724	10,510	34,641	36,329
Latin America Segment
Segment and corporate information
Revenue	177,852	170,064	507,797	507,585
Operating income	4,349	11,181	13,583	28,959
Depreciation and amortization	(9,673)	(8,301)	(28,040)	(25,547)
Income (loss) from equity method investees	416	(36)	670	(67)
Total assets	787,526	906,905	787,526	906,905
thereof investments in equity method investees	24,464	26,076	24,464	26,076
Additions of property, plant and equipment, intangible assets and right of use assets	13,586	13,735	38,916	44,434
Latin America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	126,170	120,116	364,072	360,165
Revenue from health care products	50,907	49,245	141,717	145,060
Revenue	177,077	169,361	505,789	505,225
Latin America Segment | Other revenue
Segment and corporate information
Revenue	775	703	2,008	2,360
Corporate
Segment and corporate information
Revenue	11,374	8,416	41,182	31,096
Operating income	(110,617)	(89,983)	(340,247)	(288,328)
Depreciation and amortization	(65,212)	(62,575)	(192,061)	(187,971)
Impairment loss	5	1	(6,049)	(33)
Income (loss) from equity method investees		(1)		(180)
Total assets	3,182,860	2,825,332	3,182,860	2,825,332
Additions of property, plant and equipment, intangible assets and right of use assets	59,755	73,693	188,813	297,917
Corporate | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	7,994	5,220	28,901	18,926
Revenue from health care products	3,380	3,196	12,281	12,170
Revenue	11,374	8,416	41,182	31,096
Operating Segments
Segment and corporate information
Revenue	4,441,366	4,413,768	12,971,661	13,458,909
Operating Segments | Segment Total
Segment and corporate information
Revenue	4,434,563	4,415,642	12,957,083	13,454,921
Operating Segments | North America Segment
Segment and corporate information
Revenue	3,084,292	3,077,455	8,957,680	9,517,490
Operating Segments | EMEA Segment
Segment and corporate information
Revenue	670,953	683,984	2,033,265	2,052,383
Operating Segments | Asia-Pacific Segment
Segment and corporate information
Revenue	501,466	484,081	1,458,341	1,377,215
Operating Segments | Latin America Segment
Segment and corporate information
Revenue	177,852	170,122	507,797	507,833
Operating Segments | Corporate
Segment and corporate information
Revenue	6,803	(1,874)	14,578	3,988
Inter-segment | Segment Total
Segment and corporate information
Revenue	(4,571)	(10,290)	(26,604)	(27,108)
Inter-segment | North America Segment
Segment and corporate information
Revenue	(4,377)	(8,217)	(26,243)	(22,240)
Inter-segment | EMEA Segment
Segment and corporate information
Revenue		(1,831)		(4,408)
Inter-segment | Asia-Pacific Segment
Segment and corporate information
Revenue	(194)	(184)	(361)	(212)
Inter-segment | Latin America Segment
Segment and corporate information
Revenue		(58)		(248)
Inter-segment | Corporate
Segment and corporate information
Revenue	€ 4,571	€ 10,290	€ 26,604	€ 27,108